Other expenses and adjustments	12 Months Ended
Dec. 31, 2021
Other expenses and adjustments
Other expenses and adjustments

16.Other expenses and adjustments

The following details highlight certain components of the research and development and general and administration expenses classified by nature. Remaining research and development and operating expenses include personnel costs and expenses paid to third parties:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Research and development expenses
Non-cash share-based compensation	599,145	87,595

General and administration expenses
Depreciation of property and equipment	135,977	145,095
Amortization of intangible assets	84,444	84,444
Non-cash share-based compensation	7,898,685	2,677,464